Trade and other payables - Components (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023 [1]
Trade and other payables.
Trade payables	$ 382	$ 394
Social security and other taxes	109	114
Other payables	86	119
Accruals	483	432
Contract liabilities	292	312
Deferred consideration	16	21
Contingent consideration	70	94
Total	1,438	1,486
Analysed as follows:
Other payables	25	38
Deferred consideration		1
Contingent consideration	21	47
Total non-current portion	46	86	[1]	$ 90
Current portion	1,392	1,400	[1]	$ 1,457
Total	1,438	1,486
Put option liability	$ 31	$ 33

[1]	Refer to foreign currency translation in material accounting policies section.